SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2022
Significant Accounting Policies That Relate To The Consolidated Financial Statements As A Whole
SIGNIFICANT ACCOUNTING POLICIES	SIGNIFICANT ACCOUNTING POLICIES
SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS
The preparation of these consolidated financial statements has required management to apply accounting policies and methodologies based on complex and subjective judgments, as well as estimates based on past experience and assumptions determined to be reasonable and realistic based on the related circumstances. The use of these judgments, estimates and assumptions affects the amounts reported in these consolidated financial statements. The final amounts for items for which estimates and assumptions were made in the consolidated financial statements may differ from those reported in these statements due to the uncertainties that characterize the assumptions and conditions on which the estimates are based.
The sources of uncertainty identified by the Group are described together with the applicable Note, as follows:

Significant accounting judgment / source of estimation uncertainty	Described in
Revenue recognition	Note 3
Deferred tax assets and uncertain tax positions	Note 8
Provisions and contingent liabilities	Note 7
Impairment of non-current assets	Note 11
Control over subsidiaries	Note 14
Depreciation and amortization of non-current assets	Note 12 and Note 13
Fair value of financial instruments	Note 16
Sale and lease back transactions	Note 12
Measurement of lease liabilities	Note 16

NEW STANDARDS AND INTERPRETATIONS
Adopted in 2022
A number of new and amended standards became effective as of January 1, 2022, which did not have a material impact on VEON financial statements. The Group has not early adopted any other standards, interpretations or amendments that have been issued but have not yet become effective.

Not yet adopted by the Group
Certain new accounting standards and interpretations have been published that are not mandatory for December 31, 2022 reporting periods and have not been early adopted by the Group. These standards are not expected to have a material impact on VEON financial statements in current or future reporting periods or on foreseeable future transactions.